Liabilities (Details Narrative) - CAD ($)			1 Months Ended					12 Months Ended
	Aug. 15, 2022	Jul. 14, 2022	Oct. 19, 2022	Jun. 28, 2022	Jan. 19, 2022	Dec. 31, 2021	Oct. 28, 2021	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Number Of Flow Through Common Shares			4,700,000		4,050,000.00	560,000	10,600,000
Flow Through Common Shares Price, Per Sare			$ 0.32		$ 0.50	$ 0.50	$ 0.50
Gross Proceeds Of Flow Through Common Shares			$ 1,500,000		$ 2,030,000.00	$ 280,000	$ 5,300,000
Fair Value Of Shares			$ 0.26		$ 0.39	$ 0.37	$ 0.46
Flow Through Premium Liability, Per Share			$ 0.06		$ 0.11	$ 0.13	$ 0.04
Total Premium Liability			$ 282,000		$ 445,500	$ 72,800	$ 425,700
Description Of Deferred Royalty Liability								The 3% NSR for the Fondaway Canyon project (Note 7(b)(i)) has a buyout provision for an original amount of $600,000. The buyout amount is subject to advance royalty payments of $35,000 per year by July 15th of each year until the full gross total of $600,000 has been paid. The remaining balance was $425,000 at the closing of the Membership Agreement in March 2017. The $425,000 was discounted to a fair value of $183,000 in 2017 using a discount rate of 18%
Qualified expenditures								$ 0	$ 229,000
Loans from related party				$ 25,000
Interest rate				9.00%
Repayment of loans		$ 25,000
Interest paid		$ 99
Bridge Loan Agreement
Statement [Line Items]
Description of agreement	the Company entered into a Bridge Loan Agreement with Sun Valley Investments AG (“Sun Valley”), which is currently a 40.06% control person of the Company for CAD$2.5 million bearing an interest rate of 5.5% per annum. The bridge loan was applied as an advance payment for the standby guaranty for the rights offering (Note 10(b)(i)) and extinguished in December 2022 when Sun Valley purchased 20,352,577 common shares. The Company paid Sun Valley a total of CAD$46,336 in interest and a total of CAD$178,085 in fees (accounted as share issuance expense part of the Shareholder Equity) pursuant to the Standby Guaranty Agreement